UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2016

Date of reporting period:  August 31, 2015

Item 1. Reports to Stockholders.

VIVALDI ORINDA FUNDS

Semi-Annual Report
August 31, 2015

Vivaldi Orinda Hedged Equity Fund

Class A Shares – OHEAX
Class I Shares – OHEIX

Vivaldi Orinda Macro Opportunities Fund

Class A Shares – OMOAX
Class I Shares – OMOIX

Table of Contents

Vivaldi Orinda Hedged Equity Fund
Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Schedule of Securities Sold Short	9
Schedule of Options Written	12
Vivaldi Orinda Macro Opportunities Fund
Sector Allocation of Portfolio Assets	13
Schedule of Investments	14
Schedule of Securities Sold Short	19
Schedule of Options Written	22
Schedule of Futures Contracts	23
Financial Statements
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets
Vivaldi Orinda Hedged Equity Fund	28
Vivaldi Orinda Macro Opportunities Fund	29
Statements of Cash Flows
Vivaldi Orinda Hedged Equity Fund	30
Vivaldi Orinda Macro Opportunities Fund	31
Financial Highlights
Vivaldi Orinda Hedged Equity Fund	32
Vivaldi Orinda Macro Opportunities Fund	34
Notes to the Financial Statements	36
Expense Example	55
Notice to Shareholders	57
Privacy Notice	Inside Back Cover

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund

COMMON STOCKS - 71.9%	Shares	Value
Consumer Discretionary - 17.2%
Advance Auto Parts, Inc.	550	$96,387
Barnes & Noble Education, Inc.^	12,811	165,266
Barnes & Noble, Inc.	10,955	171,007
Bed Bath & Beyond, Inc.^	4,633	287,756
CBS Corp.	5,070	229,367
Deckers Outdoor Corp.^*	3,500	225,365
Dick’s Sporting Goods, Inc.	9,879	495,234
GNC Holdings, Inc.	8,500	397,800
Grand Canyon Education, Inc.^	8,265	305,474
Imvescor Restaurant Group^†	543,440	780,710
International Speedway Corp.	12,573	403,468
La-Z-Boy, Inc.	18,000	496,980
Loral Space & Communications, Inc.^	5,155	279,452
McDonald’s Corp.	4,180	397,184
Michael Kors Holdings Ltd.^†	6,000	260,760
Mohawk Industries, Inc.^	2,250	443,182
Panera Bread Co.^	2,393	426,672
Potbelly Corp.^	40,451	427,163
Shake Shack, Inc.^	764	38,154
Sinclair Broadcast Group, Inc. - Class A	6,000	160,680
Speedway Motorsports, Inc.	10,423	201,685
Starwood Hotels & Resorts Worldwide, Inc.	5,000	357,350
The Home Depot, Inc.	2,780	323,759
Tower International, Inc.^	7,700	188,265
Tupperware Brands Corp.	2,420	123,977
Zulily, Inc.^	8,817	156,502
		7,839,599
Consumer Staples - 7.2%
Darling Ingredients, Inc.^	14,870	190,931
Diageo PLC - ADR†	3,905	415,375
Input Capital Corp.^	115,000	204,545
Pepsico, Inc.	4,300	399,599
Procter & Gamble Co.	4,075	287,980
Spectrum Brands Holdings, Inc.*	4,400	432,432
Treehouse Foods, Inc.^	2,661	211,203
Unilever NV - ADR†	9,770	391,972

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund

COMMON STOCKS - 71.9% (Continued)	Shares	Value
Consumer Staples - 7.2% (Continued)
Vector Group Ltd.	18,000	$428,940
Whole Foods Market, Inc.	9,414	308,403
		3,271,380
Energy - 5.3%
Capital Product Partners LP†	60,000	424,800
Chevron Corp.	4,740	383,893
ConocoPhillips	5,200	255,580
Era Group, Inc.^*	17,490	295,581
Royal Dutch Shell PLC - ADR†	8,230	435,614
Sanchez Energy Corp.^	24,691	159,010
Schlumberger Ltd.†	5,050	390,718
Synergy Resources Corp.^	7,076	75,996
		2,421,192
Financials - 11.2%
American International Group, Inc.*	5,900	356,006
Arthur J. Gallagher & Co.	7,120	311,286
BGC Partners, Inc.	55,300	484,981
Investors Title Co.	4,553	325,540
JPMorgan Chase & Co.	6,200	397,420
Leucadia National Corp.	19,316	414,521
LSL Property Services PLC†	30,000	152,836
Metlife, Inc.	7,071	354,257
Ocwen Financial Corp.^	25,450	189,348
PNC Financial Services Group, Inc.	2,875	261,970
Tetragon Financial†	120,998	1,234,180
The Toronto-Dominion Bank†	6,460	257,108
Wells Fargo & Co.	7,345	391,709
		5,131,162
Health Care - 8.0%
Abbott Laboratories	8,300	375,907
Alliance Healthcare Services, Inc.^	21,995	314,968
AmerisourceBergen Corp.	3,312	331,333
Antares Pharma, Inc.^	46,602	83,884
Cempra, Inc.^	6,123	210,631
Community Health Systems, Inc.^	4,681	251,370

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund

COMMON STOCKS - 71.9% (Continued)	Shares	Value
Health Care - 8.0% (Continued)
ICON PLC^†	1,761	$135,597
Isis Pharmaceuticals, Inc.^	6,088	305,496
Johnson & Johnson	4,315	405,524
Mylan NV^†	5,473	271,406
Novartis AG - ADR†	4,160	404,435
Novavax, Inc.^	10,448	112,525
Ophthotech Corp.^	3,674	161,766
PAREXEL International Corp.^	4,013	263,734
		3,628,576
Industrials - 8.7%
Armstrong World Industries, Inc.^*	7,500	417,075
Beacon Roofing Supply, Inc.^	7,179	260,239
Builders FirstSource, Inc.^	35,000	518,350
Chart Industries, Inc.^	10,046	256,776
Generac Holdings, Inc.^	9,191	284,186
General Electric Co.	18,020	447,256
Hubbell, Inc.	1,480	146,032
Macquarie Infrastructure Corp.*	6,000	472,320
Quanta Services, Inc.^	9,080	220,099
Regal Beloit Corp.	5,000	333,350
Ritchie Bros. Auctioneers, Inc.†	5,719	157,730
United Parcel Service, Inc.	4,610	450,166
		3,963,579
Information Technology - 6.1%
Blackhawk Network Holdings, Inc.^	15,190	600,157
Ebay, Inc.^	4,594	124,543
FLIR Systems, Inc.	3,372	96,540
HomeAway, Inc.^	7,605	218,188
Microchip Technology, Inc.	9,980	424,150
Monster Worldwide, Inc.^	41,000	298,070
Paychex, Inc.	8,830	394,348
PayPal Holdings, Inc.^	5,040	176,400
Vishay Precision Group, Inc.^	27,025	302,410
Zebra Technologies Corp.^	2,000	165,760
		2,800,566

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund

COMMON STOCKS - 71.9% (Continued)	Shares	Value
Materials - 6.8%
Ball Corp.*	6,000	$395,460
Berry Plastics Group, Inc.^*	13,083	387,257
CEMEX, S.A.B. de C.V. - ADR^†	31,000	243,660
Eagle Materials, Inc.*	4,700	384,601
Huntsman Corp.	22,000	363,660
KapStone Paper & Packaging Corp.	16,686	363,588
Louisiana Pacific Corp.^	7,484	123,037
LyondellBasell Industries NV†	3,420	291,999
Packaging Corp. of America	2,620	175,828
PolyOne Corp.	5,878	190,859
Senomyx, Inc.^	6,265	41,725
Sonoco Products Co.	3,375	132,705
		3,094,379
Telecommunication Services - 0.7%
Cogent Communications Holdings, Inc.	7,197	199,861
Verizon Communications, Inc.	3,035	139,640
		339,501
Utilities - 0.7%
ITC Holdings Corp.	4,685	153,200
Southern Co.	3,605	156,493
		309,693
TOTAL COMMON STOCKS (Cost $34,130,586)		32,799,627

REITS - 0.3%
CorEnergy Infrastructure Trust	30,100	154,413
TOTAL REITS (Cost $180,183)		154,413

EXCHANGE-TRADED FUNDS - 2.3%
iShares Russell 2000 Index Fund	2,217	255,398
ProShares Short Russell 2000^	7,628	474,462
ProShares Short S&P 500^	14,576	321,401
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,015,123)		1,051,261

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund

CLOSED-END MUTUAL FUNDS - 4.5%	Shares	Value
American Capital Ltd.^*	75,000	$1,043,250
Fifth Street Finance Corp.	20,173	131,931
Medley Capital Corp.	25,000	207,000
Saratoga Investment Corp.	8,412	137,284
WhiteHorse Finance, Inc.	39,961	507,105
TOTAL CLOSED-END MUTUAL FUNDS (Cost $2,071,250)		2,026,570
TOTAL INVESTMENTS (Cost $37,397,142) - 79.0%		36,031,871
Other Assets in Excess of Liabilities - 21.0%		9,563,622
TOTAL NET ASSETS - 100.0%		$45,595,493

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
^	Non-income producing.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund

COMMON STOCKS - 11.0%	Shares	Value
Consumer Discretionary - 4.5%
Boyd Gaming Corp.	11,400	$183,540
Chuy’s Holdings, Inc.	1,750	53,620
Crocs, Inc.	9,800	144,354
Domino’s Pizza, Inc.	1,250	132,425
Five Below, Inc.	4,600	177,882
Group 1 Automotive, Inc.	1,600	139,840
Lennar Corp.	3,500	178,150
Papa John’s International, Inc.	1,725	116,006
Papa Murphy’s Holdings, Inc.	10,389	153,549
PulteGroup, Inc.	7,000	144,830
Regal Entertainment Group	7,200	136,944
Restoration Hardware Holdings, Inc.	1,795	166,002
Tractor Supply Co.	1,200	102,372
Under Armour, Inc.	1,100	105,083
Wayfair, Inc.	3,500	130,550
		2,065,147
Consumer Staples - 0.4%
Freshpet, Inc.	5,500	71,445
USANA Health Sciences, Inc.	750	109,868
		181,313
Energy - 0.1%
Energy XXI Ltd.†	30,000	57,000

Health Care - 1.6%
Athenahealth, Inc.	825	109,700
Healthstream, Inc.	4,000	99,400
Inogen, Inc.	62	3,056
Medidata Solutions, Inc.	4,195	201,444
Prestige Brands Holdings, Inc.	2,710	126,069
Teladoc, Inc.	7,650	196,911
		736,580
Industrials - 2.6%
AAON, Inc.	10,097	208,806
AGCO Corp.	2,200	107,888
Healthcare Services Group, Inc.	6,615	221,205

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund

COMMON STOCKS - 11.0% (Continued)	Shares	Value
Industrials - 2.6% (Continued)
HNI Corp.	3,000	$140,220
Kornit Digital Ltd.†	10,175	124,644
Owens Corning, Inc.	2,400	106,296
USG Corp.	3,200	97,632
Watts Water Technologies, Inc.	3,381	185,448
		1,192,139
Information Technology - 0.8%
Badger Meter, Inc.	1,750	102,008
NVIDIA Corp.	2,980	66,990
Salesforce.com, Inc.	2,750	190,740
		359,738
Materials - 0.9%
Air Products & Chemicals, Inc.	486	67,812
Clearwater Paper Corp.	2,900	162,574
Flotek Industries, Inc.	8,000	156,480
		386,866
Utilities - 0.1%
WGL Holdings, Inc.	780	42,276
TOTAL COMMON STOCKS (Proceeds $5,105,545)		5,021,059

EXCHANGE-TRADED FUNDS - 5.7%
iShares Russell 2000 Index Fund	15,150	1,745,280
iShares Russell Midcap Index Fund	3,000	485,790
Vanguard Index Funds REIT ETF	4,500	333,135
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $2,779,394)		2,564,205

EXCHANGE-TRADED NOTES - 0.0%
iPath S&P 500 VIX Short-Term Futures ETN†	600	16,110
TOTAL EXCHANGE-TRADED NOTES
(Proceeds $15,914)		16,110

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund

WARRANTS - 0.0%	Shares	Value
Magnum Hunter Corp. (a)	2,159	$0
TOTAL WARRANTS (Proceeds $0)		0
TOTAL SECURITIES SOLD SHORT
(Proceeds $7,900,854) - 16.7%		$7,601,374

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN
at August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund

	Contracts	Value
CALL OPTIONS
American International Group, Inc.
Expiration: October 2015, Exercise Price: $65.00	59	$2,950
Cempra, Inc.
Expiration: January 2016, Exercise Price: $50.00	28	10,360
Ocwen Financial Corp.
Expiration: January 2016, Exercise Price: $10.00	125	5,313
Total Call Options		18,623

PUT OPTIONS
Cempra, Inc.
Expiration: January 2016, Exercise Price: $30.00	28	16,800
Total Put Options		16,800
TOTAL OPTIONS WRITTEN (Premiums received $44,370)		$35,423

The accompanying notes are an integral part of these financial statements.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund

Percentages represent market value as a percentage of net assets.

SCHEDULE OF INVESTMENTS
at August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund

COMMON STOCKS - 50.7%	Shares	Value
Consumer Discretionary - 7.0%
Ascena Retail Group, Inc.^	1	$11
CBS Corp.	2,546	115,181
Comcast Corp.	2,521	142,008
Foot Locker, Inc.*	1,359	96,203
Imvescor Restaurant Group^†	320,000	459,714
Loral Space & Communications, Inc.^	3,135	169,948
Marriott Vacations Worldwide Corp.*	1,161	82,443
Nexstar Broadcasting Group, Inc. - Class A*	3,259	151,478
Nike, Inc.*	1,124	125,607
Priceline Group, Inc.^*	95	118,621
Sinclair Broadcast Group, Inc. - Class A*	6,545	175,275
TEGNA, Inc.	3,316	78,888
The E.W. Scripps Co.*	6,467	113,302
Tower International, Inc.^*	4,800	117,360
Tribune Media Co.	1,466	58,552
		2,004,591
Consumer Staples - 1.2%
CVS Caremark Corp.*	1,059	108,442
Darling Ingredients, Inc.^	8,800	112,992
Input Capital Corp.^	72,000	128,064
		349,498
Energy - 2.0%
Era Group, Inc.^*	10,500	177,450
Marathon Petroleum Corp.	2,037	96,371
Nordic American Tankers Ltd.†*	5,392	73,493
Tesoro Corp.	1,208	111,148
Valero Energy Corp.*	2,010	119,273
		577,735
Financials - 10.0%
American International Group, Inc.*	3,800	229,292
Everest Re Group Ltd.†*	850	149,439
Investors Title Co.*	2,706	193,479
Leucadia National Corp.*	11,800	253,228
LSL Property Services PLC†	20,000	101,890

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund

COMMON STOCKS - 50.7% (Continued)	Shares	Value
Financials - 10.0% (Continued)
Ocwen Financial Corp.^	15,000	$111,600
PartnerRe Ltd.†	5,000	692,050
Prudential Financial, Inc.*	1,234	99,584
T. Rowe Price Group, Inc.*	1,395	100,273
Tetragon Financial†	65,545	668,559
The Travelers Companies, Inc.	1,057	105,224
WisdomTree Investments, Inc.*	7,629	143,044
		2,847,662
Health Care - 7.4%
Alliance Healthcare Services, Inc.^*	11,700	167,544
Amgen, Inc.*	709	107,612
Cardinal Health, Inc.*	1,342	110,407
Centene Corp.^*	2,022	124,798
Gilead Sciences, Inc.*	1,288	135,330
Health Net, Inc.^*	1,738	111,336
ICON PLC^†	892	68,684
Johnson & Johnson*	1,183	111,178
Kythera Biopharmaceuticals, Inc.^*	12,646	944,909
Medtronic PLC†*	1,478	106,845
Molina Healthcare, Inc.^*	1,622	120,985
		2,109,628
Industrials - 3.2%
General Dynamics Corp.*	778	110,499
Magnetek, Inc.^	16,000	800,320
		910,819
Information Technology - 12.1%
Apple, Inc.	1,104	124,487
Check Point Software Technologies Ltd.^†*	1,490	116,235
Cisco Systems, Inc.*	2,521	65,244
Cognex Corp.	2,089	74,285
Dealertrack Technologies, Inc.^	16,000	1,004,160
Dot Hill Systems Corp.^	18,200	175,994
F5 Networks, Inc.^*	594	72,118
Facebook, Inc.^	877	78,430

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund

COMMON STOCKS - 50.7% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
FLIR Systems, Inc.*	3,063	$87,694
Gigamon, Inc.^	2,721	61,984
Google, Inc.^	181	117,255
GrubHub, Inc.^	3,474	91,887
King Digital Entertainment PLC†	5,498	73,288
Monster Worldwide, Inc.^*	25,000	181,750
NVIDIA Corp.	5,236	117,705
Qualcomm, Inc.	1,781	100,769
Visa, Inc.	1,271	90,622
Vishay Precision Group, Inc.^*	16,053	179,633
Xoom Corp.^	25,472	632,470
		3,446,010
Materials - 7.8%
Agnico-Eagle Mines Ltd.†*	4,262	104,334
Detour Gold Corporation^†	5,800	57,652
Hecla Mining Co.	11,513	23,717
LyondellBasell Industries NV†*	1,262	107,749
Newmont Mining Corp.*	6,407	109,367
NovaGold Resources Inc.^†	16,616	61,978
Royal Gold, Inc.*	2,076	99,897
Rubicon Minerals Corp.^†	34,118	27,090
Sigma Aldrich Corp.	11,652	1,624,405
		2,216,189
TOTAL COMMON STOCKS (Cost $14,812,589)		14,462,132

REITS - 1.4%
CorEnergy Infrastructure Trust	17,500	89,775
Home Properties, Inc.	4,033	299,289
TOTAL REITS (Cost $405,663)		389,064

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund

EXCHANGE-TRADED FUNDS - 4.1%	Shares	Value
iShares Currency Hedged MSCI Eurozone*	6,500	$168,545
iShares India 50 ETF*	4,816	132,055
ProShares Short Russell 2000^	3,622	225,288
ProShares Short S&P 500^*	9,295	204,955
United States Natural Gas Fund LP^*	21,396	271,729
WisdomTree India Earnings Fund*	8,642	169,815
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,291,326)		1,172,387

CLOSED-END MUTUAL FUNDS - 4.3%
American Capital Ltd.^*	46,000	639,860
Fifth Street Finance Corp.	12,500	81,750
Medley Capital Corp.	15,455	127,968
Saratoga Investment Corp.	5,200	84,864
WhiteHorse Finance, Inc.*	24,000	304,560
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $1,270,343)		1,239,002

PURCHASED OPTIONS - 1.0%	Contracts
Call Options - 0.2%
NVIDIA Corp.
Expiration: January 2016, Exercise Price: $20.00	196	67,228
SPDR S&P Bank ETF
Expiration: December 2015, Exercise Price: $35.00	135	11,475
Total Call Options		78,703

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund

PURCHASED OPTIONS - 1.0% (Continued)	Contracts	Value
Put Options - 0.8%
iShares iBoxx $High Yield Corporate Bond
Expiration: January 2016, Exercise Price: $89.00	185	$109,150
iShares iBoxx $Investment Grade Corporate Bond ETF
Expiration: December 2015, Exercise Price: $119.00	78	42,510
Receptos, Inc.
Expiration: September 2015, Exercise Price: $190.00	61	0
SPDR Barclays High Yield Bond ETF
Expiration: January 2016, Exercise Price: $40.00	161	68,425
Total Put Options		220,085
TOTAL PURCHASED OPTIONS (Cost $294,367)		298,788
TOTAL INVESTMENTS (Cost $18,074,288) - 61.5%		17,561,373
Other Assets in Excess of Liabilities - 38.5%		10,971,716
TOTAL NET ASSETS - 100.0%		$28,533,089

Percentages are stated as a percent of net assets.

^	Non-income producing.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund

COMMON STOCKS - 12.9%	Shares	Value
Consumer Discretionary - 4.8%
Chuy’s Holdings, Inc.	1,000	$30,640
Ctrip.com International, Ltd. - ADR†	1,677	111,437
Domino’s Pizza, Inc.	750	79,455
Five Below, Inc.	2,900	112,143
JD.com, Inc. - ADR†	4,348	112,526
Melco Crown Entertainment Ltd. - ADR†	6,459	113,808
Papa John’s International, Inc.	1,025	68,931
Papa Murphy’s Holdings, Inc.	5,500	81,290
Qunar Cayman Islands Ltd. - ADR†	3,020	98,150
Restoration Hardware Holdings, Inc.	1,150	106,352
Tesla Motors, Inc.	314	78,205
Tractor Supply Co.	750	63,982
Under Armour, Inc.	700	66,871
Wayfair, Inc.	2,100	78,330
Wynn Resorts Ltd.	1,498	112,425
Zoe’s Kitchen, Inc.	1,382	47,734
		1,362,279
Consumer Staples - 0.4%
Freshpet, Inc.	2,750	35,723
USANA Health Sciences, Inc.	500	73,245
		108,968
Energy - 2.3%
Carrizo Oil & Gas, Inc.	2,117	77,122
China Petroleum & Chemical Corp. - ADR†	1,534	103,330
Concho Resources, Inc.	675	73,008
Continental Resources, Inc.	2,114	67,860
Energy XXI Ltd.†	17,000	32,300
PetroChina Co. Ltd. - ADR†	1,190	99,413
Pioneer Natural Resources Co.	822	101,155
Plains All American Pipeline LP	1,722	62,095
Whiting Petroleum Corp.	2,141	41,386
		657,669

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund

COMMON STOCKS - 12.9% (Continued)	Shares	Value
Financials - 0.6%
Apollo Global Management LLC	3,364	$62,503
WestPac Banking Corp. - ADR†	4,597	101,502
		164,005
Health Care - 1.4%
Athenahealth, Inc.	475	63,161
Healthstream, Inc.	2,500	62,125
Medidata Solutions, Inc.	1,865	89,557
Prestige Brands Holdings, Inc.	1,290	60,011
Teladoc, Inc.	4,350	111,969
		386,823
Industrials - 1.3%
AAON, Inc.	6,350	131,318
AGCO Corp.	1,300	63,752
Healthcare Services Group, Inc.	3,750	125,400
Kornit Digital Ltd.†	5,325	65,231
		385,701
Information Technology - 1.8%
21Vianet Group, Inc. - ADR†	2,715	48,300
58.com, Inc. - ADR†	2,191	99,603
Badger Meter, Inc.	1,100	64,119
Salesforce.com, Inc.	1,750	121,380
ViaSat, Inc.	1,259	73,991
Youku Tudou, Inc. - ADR†	5,782	96,039
		503,432
Materials - 0.3%
Flotek Industries, Inc.	5,000	97,800
TOTAL COMMON STOCKS (Proceeds $4,113,208)		3,666,677

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT (Continued)
at August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund

EXCHANGE-TRADED FUNDS - 12.4%	Shares	Value
SPDR Barclays Capital High Yield Bond	14,076	$520,953
Guggenheim China Small Cap	5,620	128,698
iShares FTSE China 25 Index	10,507	377,306
iShares iBoxx Dollar Investment Grade Corp. Bond Fund	4,453	512,362
iShares MSCI Australia Index Fund	30,354	566,102
iShares MSCI China	8,544	376,790
iShares Nasdaq Biotechnology	1,012	346,094
SPDR S&P Biotech	2,309	512,806
SPDR S&P Oil & Gas Exploration & Production	5,031	192,285
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $3,983,121)		3,533,396

EXCHANGE-TRADED NOTES - 0.0%
iPath S&P 500 VIX Short-Term Futures†	400	10,740
TOTAL EXCHANGE-TRADED NOTES
(Proceeds $10,609)		10,740
TOTAL SECURITIES SOLD SHORT
(Proceeds $8,106,938) - 25.3%		$7,210,813

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
†	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN
at August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund

	Contracts	Value
CALL OPTIONS
American International Group, Inc.
Expiration: October 2015, Exercise Price: $65.00	38	$1,900
Ocwen Financial Corp.
Expiration: January 2016, Exercise Price: $10.00	75	3,188
Receptos, Inc.
Expiration: September 2015, Exercise Price: $240.00	61	0
TOTAL OPTIONS WRITTEN
(Premiums received $18,555)		$5,088

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF FUTURES CONTRACTS
at August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund
	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Long Contracts
100 Ounce Gold Futures	7	$792,750	December 2015	$(21,693)
Silver Futures	2	145,860	December 2015	(18,645)
				$(40,338)
Short Contracts
Australian Dollar
Currency Futures	(8)	(569,440)	September 2015	$39,438
British Pound
Currency Futures	(6)	(575,550)	September 2015	(467)
Euro Fx Currency Futures	(6)	(842,925)	September 2015	(10,980)
Japanese Yen
Currency Futures	(8)	(825,800)	September 2015	(21,035)
New Zealand Dollar Futures	(5)	(316,750)	September 2015	10,515
10-Year U.S. Treasury
Bond Futures	(9)	(1,143,563)	December 2015	6,031
30-Year U.S. Treasury
Bond Futures	(5)	(773,125)	December 2015	17,397
				$40,899

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
at August 31, 2015 (Unaudited)

		Vivaldi Orinda
	Vivaldi Orinda	Macro
	Hedged Equity	Opportunities
	Fund	Fund
Assets:
Investments, at value
(cost of $37,397,142 and $18,074,288, respectively)	$36,031,871	$17,561,373
Cash	9,645,630	15,210,115
Deposits at brokers	7,611,264	3,863,670
Receivables:
Securities sold	731,846	596,494
Fund shares sold	31,510	200,000
Dividends and interest	77,637	20,855
Unrealized variation margin on futures contracts	—	561
Prepaid expenses	17,726	18,140
Total assets	54,147,484	37,471,208

Liabilities:
Options written, at value
(proceeds $44,370 and $18,555, respectively)	35,423	5,088
Securities sold short
(proceeds $7,900,854 and $8,106,938, respectively)	7,601,374	7,210,813
Payables:
Variation margin on futures contracts	—	6,850
Due to broker	45	457
Securities purchased	532,282	1,527,325
Fund shares redeemed	239,442	101,338
Dividends on short positions	2,638	670
Advisory fee	50,205	13,408
Administration fee	22,804	20,416
Distribution fees	9,446	10,057
Service fees	3,402	2,801
Custody fees	1,229	963
Transfer agent fees and expenses	14,326	8,819
Accrued expenses and other payables	39,375	29,114
Total liabilities	8,551,991	8,938,119
Net assets	$45,595,493	$28,533,089

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
at August 31, 2015 (Unaudited)

		Vivaldi Orinda
	Vivaldi Orinda	Macro
	Hedged Equity	Opportunities
	Fund	Fund
Net assets consist of:
Paid in capital	$38,085,165	$27,060,966
Accumulated net investment loss	(378,618)	(467,483)
Accumulated net realized gain on investments	8,945,938	1,542,431
Net unrealized appreciation (depreciation) on:
Investments	(1,365,271)	(517,336)
Purchased options	—	4,421
Foreign currency related transactions	(148)	(63)
Securities sold short	299,480	896,125
Written options contracts	8,947	13,467
Futures contracts	—	561
Net assets	$45,595,493	$28,533,089

Class A:
Net assets applicable to outstanding Class A shares	$11,757,024	$9,005,577
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	546,321	347,652
Net asset value and redemption price per share	$21.52	$25.90
Maximum offering price per share
(net asset value divided by 95.00%)	$22.65	$27.27

Class I:
Net assets applicable to outstanding Class I shares	$33,838,469	$19,527,512
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	1,547,644	745,982
Net asset value, offering price
and redemption price per share	$21.86	$26.18

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended August 31, 2015 (Unaudited)

		Vivaldi Orinda
	Vivaldi Orinda	Macro
	Hedged Equity	Opportunities
	Fund	Fund
Investment income:
Dividends (net of foreign taxes withheld
of $6,492 and $4,871, respectively)	$470,125	$184,428
Total investment income	470,125	184,428
Expenses:
Investment advisory fees (Note 5)	456,926	276,563
Administration fees (Note 5)	61,840	66,062
Distribution fees (Note 6)
Distribution fees - Class A	16,394	15,913
Service fees (Note 7)
Service fees - Class A	8,525	9,548
Service fees - Class I	13,687	9,439
Transfer agent fees and expenses	40,040	28,593
Federal and state registration fees	17,141	16,021
Audit fees	11,697	10,135
Compliance expense	10,083	8,448
Legal fees	13,302	8,805
Reports to shareholders	11,594	1,050
Trustees’ fees and expenses	5,286	4,033
Custody fees	2,260	2,567
Other	16,334	16,559
Total expenses before dividends and interest on short positions	685,109	473,736
Dividends expense on short positions	36,273	74,165
Broker interest expense on short positions	73,676	88,047
Total expenses before reimbursement from advisor	795,058	635,948
Expense reimbursement from advisor (Note 5)	(104,710)	(114,154)
Net expenses	690,348	521,794
Net investment loss	$(220,223)	$(337,366)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended August 31, 2015 (Unaudited)

		Vivaldi Orinda
	Vivaldi Orinda	Macro
	Hedged Equity	Opportunities
	Fund	Fund
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	$5,689,373	$1,023,221
Purchased options	210,125	68,933
Foreign currency related transactions	(8,878)	(5,124)
Securities sold short	181,345	(682,127)
Written options contracts	4,858	2,875
Futures contracts	—	152,007
Net change in unrealized gain (loss) on:
Investments	(8,447,994)	(1,605,647)
Purchased options	29,262	(12,839)
Foreign currency related transactions	(127)	(63)
Securities sold short	323,235	1,378,575
Written options contracts	8,947	13,467
Futures contracts	—	(141,037)
Net realized and unrealized gain (loss) on investments	(2,009,854)	192,241
Net decrease in net assets resulting from operations	$(2,230,077)	$(145,125)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Vivaldi Orinda Hedged Equity Fund

	Six Months Ended
	August 31, 2015	Year Ended
	(Unaudited)	February 28, 2015
Operations:
Net investment loss	$(220,223)	$(2,868,454)
Net realized gain on investments	6,076,823	19,563,402
Net change in unrealized
depreciation on investments	(8,086,677)	(20,430,612)
Net decrease in net assets
resulting from operations	(2,230,077)	(3,735,664)
Distributions to Shareholders From:
Net realized gains
Class A shares	—	(2,854,921)
Class I shares	—	(8,414,662)
Total distributions	—	(11,269,583)
Capital Share Transactions:
Proceeds from shares sold
Class A shares	1,279,750	7,353,773
Class I shares	4,035,311	28,339,809
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—	2,521,189
Class I shares	—	7,501,197
Cost of shares redeemed
Class A shares	(4,069,578)	(31,537,538)
Class I shares	(13,744,211)	(88,318,572)
Redemption fees retained
Class A shares	898	4,386
Class I shares	4,456	16,138
Net decrease in net assets from capital share transactions	(12,493,374)	(74,119,618)
Total decrease in net assets	(14,723,451)	(89,124,865)
Net Assets:
Beginning of period	60,318,944	149,443,809
End of period	$45,595,493	$60,318,944
Accumulated net investment loss	$(378,618)	$(158,395)
Changes in Shares Outstanding:
Shares sold
Class A shares	57,013	290,083
Class I shares	176,618	1,077,120
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—	111,953
Class I shares	—	328,568
Shares redeemed
Class A shares	(180,690)	(1,233,909)
Class I shares	(602,139)	(3,401,242)
Net decrease in shares outstanding	(549,198)	(2,827,427)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Vivaldi Orinda Macro Opportunities Fund

	Six Months Ended
	August 31, 2015	Year Ended
	(Unaudited)	February 28, 2015
Operations:
Net investment loss	$(337,366)	$(636,445)
Net realized gain on investments	559,785	2,423,500
Net change in unrealized depreciation on investments	(367,544)	(1,817,869)
Net decrease in net assets resulting from operations	(145,125)	(30,814)
Distributions to Shareholders From:
Net realized gains
Class A shares	—	(232,411)
Class I shares	—	(143,501)
Total distributions	—	(375,912)
Capital Share Transactions:
Proceeds from shares sold
Class A shares	1,354,960	9,088,896
Class I shares	8,379,652	8,835,089
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—	225,625
Class I shares	—	142,539
Cost of shares redeemed
Class A shares	(11,243,982)	(11,100,769)
Class I shares	(5,125,500)	(12,599,075)
Redemption fees retained
Class A shares	36	1,496
Class I shares	3,462	903
Net decrease in net assets from capital share transactions	(6,631,372)	(5,405,296)
Total decrease in net assets	(6,776,497)	(5,812,022)
Net Assets:
Beginning of period	35,309,586	41,121,608
End of period	$28,533,089	$35,309,586
Accumulated net investment loss	$(467,483)	$(130,117)
Changes in Shares Outstanding:
Shares sold
Class A shares	52,111	350,278
Class I shares	318,760	338,122
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	—	8,739
Class I shares	—	5,476
Shares redeemed
Class A shares	(431,278)	(427,913)
Class I shares	(194,966)	(484,798)
Net decrease in shares outstanding	(255,373)	(210,096)

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Six Months Ended August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund

Increase (decrease) in cash —

Cash flows from operating activities:
Net decrease in net assets from operations	$(2,230,077)
Adjustments to reconcile net decrease in net assets
from operations to net cash used in operating activities:
Purchases of investments	(25,666,646)
Proceeds for dispositions of investment securities	34,868,640
Increase in deposits at broker	(6,988,441)
Decrease in dividends and interest receivable	22,098
Decrease in receivable for securities sold	594,974
Decrease in prepaid expenses and other assets	4,178
Decrease in due to broker/custodian	(1,234)
Premiums received on options written	57,376
Premiums paid for closing options written	(8,149)
Proceeds on securities sold short	13,347,901
Purchases to cover short sales	(12,402,278)
Decrease in payable for securities purchased	(1,035,142)
Decrease in payable for dividends on short positions	(4,122)
Increase in accrued management fees	2,893
Decrease in accrued administration fees	(17,828)
Decrease in distribution and service fees	(2,811)
Decrease in custody fees	(634)
Decrease in transfer agent expenses	(8,279)
Decrease in other accrued expenses	(49,277)
Unrealized depreciation on securities	8,086,677
Net realized gain on investments	(6,075,268)
Net cash used in operating activities	2,494,551

Cash flows from financing activities:
Proceeds from shares sold	5,301,769
Payment on shares redeemed	(17,699,516)
Net cash provided by financing activities	(12,397,747)
Net decrease in cash	(9,903,196)

Cash:
Beginning balance	19,548,826
Ending balance	$9,645,630

Supplemental information:
Cash paid for interest	$73,676

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS
For the Six Months Ended August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund

Increase (decrease) in cash —

Cash flows from operating activities:
Net decrease in net assets from operations	$(145,125)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(53,829,141)
Proceeds for dispositions of investment securities	64,092,311
Decrease in deposits at broker	8,466,502
Decrease in return of capital receivable	6,270
Decrease in dividends and interest receivable	1,120
Decrease in receivable for securities sold	128,114
Decrease in variation margin receivable	141,037
Increase in due from Advisor	(14,747)
Increase in prepaid expenses and other assets	(13,688)
Increase in due to broker/custodian	457
Premiums received on options written	33,826
Premiums paid for closing options written	(12,396)
Increase in variation margin payable	6,850
Proceeds on securities sold short	32,982,977
Purchases to cover short sales	(40,283,416)
Decrease in payable for securities purchased	(1,291,755)
Decrease in payable for dividends on short positions	(3,456)
Decrease in distribution and service fees	(8,388)
Decrease in custody fees	(529)
Decrease in transfer agent expenses	(6,069)
Decrease in other accrued expenses	(56,169)
Unrealized depreciation on securities	226,844
Net realized gain on investments	(402,503)
Net cash used in operating activities	10,035,981

Cash flows from financing activities:
Proceeds from shares sold	9,606,050
Payment on shares redeemed	(16,363,945)
Net cash provided by financing activities	(6,757,895)
Net increase in cash	3,278,086

Cash:
Beginning balance	11,932,029
Ending balance	$15,210,115

Supplemental information:
Cash paid for interest	$88,047

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Vivaldi Orinda Hedged Equity Fund

For a capital share outstanding throughout each period

Class A
	Six Months
	Ended		Years Ended			March 31, 2011
	August 31,		February 28,			through
	2015					February 29,
	(Unaudited)		2015	2014	2013	2012*
Net Asset Value – Beginning of Period	$22.58		$27.14	$25.43	$25.43	$25.00
Income from Investment Operations:
Net investment income (loss)	(0.20)		(1.44)	(0.58)	(1.33)	(0.21)
Net realized and unrealized
gain (loss) on investments	(0.86)		1.13	3.05	1.34	0.64
Total from investment operations	(1.06)		(0.31)	2.47	0.01	0.43
Less Distributions:
Dividends from net investment income	—		—	—	—	—
Distributions from net realized gains	—		(4.25)	(0.76)	(0.01)	—
Total distributions	—		(4.25)	(0.76)	(0.01)	—
Redemption Fees	0.00	~	0.00 ~	0.00 ~	—	—
Net Asset Value – End of Period	$21.52		$22.58	$27.14	$25.43	$25.43
Total Return	(4.69	)%+	(1.10)%	9.73%	0.04%	1.72	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$11,757		$15,127	$40,760	$21,461	$43,583
Ratio of operating expenses
to average net assets:
Before Reimbursements	3.28	%^	3.85%	4.21%	4.86%	4.38	%^
After Reimbursements	2.87	%^	3.79%	4.13%	4.72%	3.90	%^
Ratio of interest expense and dividends
on short positions to average net assets	0.42	%^	1.13%	1.22%	1.77%	0.95	%^
Ratio of net investment income (loss)
to average net assets:
Before Reimbursements	(1.47	)%^	(2.94)%	(3.68)%	(3.85)%	(3.68	)%^
After Reimbursements	(1.06	)%^	(2.88)%	(3.60)%	(3.71)%	(3.20	)%^
Portfolio turnover rate	64	%+	240%	157%	130%	87	%+

*	Commencement of operations for Class A shares was March 31, 2011.
+	Not Annualized
^	Annualized
~	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

Vivaldi Orinda Hedged Equity Fund

For a capital share outstanding throughout each period

Class I
	Six Months
	Ended		Years Ended			March 31, 2011
	August 31,		February 28,			through
	2015					February 29,
	(Unaudited)		2015	2014	2013	2012*
Net Asset Value – Beginning of Period	$22.90		$27.39	$25.58	$25.50	$25.00
Income from Investment Operations:
Net investment income (loss)	(0.07)		(1.14)	(0.83)	(0.91)	(0.28)
Net realized and unrealized
gain (loss) on investments	(0.97)		0.90	3.40	1.00	0.78
Total from investment operations	(1.04)		(0.24)	2.57	0.09	0.50
Less Distributions:
Dividends from net investment income	—		—	—	—	—
Distributions from net realized gains	—		(4.25)	(0.76)	(0.01)	—
Total distributions	—		(4.25)	(0.76)	(0.01)	—
Redemption Fees	0.00	~	0.00 ~	0.00 ~	—	—
Net Asset Value – End of Period	$21.86		$22.90	$27.39	$25.58	$25.50
Total Return	(4.54	)%+	(0.83)%	10.06%	0.35%	2.00	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$33,838		$45,192	$108,684	$90,993	$91,096
Ratio of operating expenses
to average net assets:
Before Reimbursements	2.97	%^	3.57%	3.92%	4.68%	4.14	%^
After Reimbursements	2.57	%^	3.49%	3.84%	4.52%	3.60	%^
Ratio of interest expense and dividends
on short positions to average net assets	0.42	%^	1.13%	1.23%	1.88%	0.96	%^
Ratio of net investment income (loss)
to average net assets:
Before Reimbursements	(1.17	)%^	(2.71)%	(3.36)%	(3.63)%	(3.46	)%^
After Reimbursements	(0.77	)%^	(2.63)%	(3.28)%	(3.47)%	(2.92	)%^
Portfolio turnover rate	64	%+	240%	157%	130%	87	%+

*	Commencement of operations for Class I shares was March 31, 2011.
+	Not Annualized
^	Annualized
~	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Vivaldi Orinda Macro Opportunities Fund

For a capital share outstanding throughout each period

Class A
	Six Months
	Ended		Years Ended		April 30, 2012
	August 31,		February 28,		through
	2015				February 28,
	(Unaudited)		2015	2014	2013*
Net Asset Value – Beginning of Period	$26.07		$26.31	$25.22	$25.00
Income from Investment Operations:
Net investment income (loss)	(0.73)		(0.56)	(0.56)	(0.32)
Net realized and unrealized
gain (loss) on investments	0.56		0.61	1.70	0.56
Total from investment operations	(0.17)		0.05	1.14	0.24
Less Distributions:
Dividends from net investment income	—		—	—	—
Distributions from net realized gains	—		(0.29)	(0.05)	(0.02)
Total distributions	—		(0.29)	(0.05)	(0.02)
Redemption Fees	0.00	~	0.00 ~	0.00 ~	—
Net Asset Value – End of Period	$25.90		$26.07	$26.31	$25.22
Total Return	(0.65	)%+	0.21%	4.54%	0.96	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$9,006		$18,949	$20,932	$17,347
Ratio of operating expenses
to average net assets:
Before Reimbursements	4.18	%^	3.89%	4.42%	5.49	%^
After Reimbursements	3.51	%^	3.26%	3.74%	3.80	%^
Ratio of interest expense and dividends
on short positions to average net assets	1.03	%^	0.58%	0.81%	0.84	%^
Ratio of net investment income (loss)
to average net assets:
Before Reimbursements	(3.01	)%^	(2.52)%	(3.10)%	(4.20	)%^
After Reimbursements	(2.34	)%^	(1.89)%	(2.42)%	(2.51	)%^
Portfolio turnover rate	217	%+	360%	270%	205	%+

*	Commencement of operations for Class A shares was April 30, 2012.
+	Not Annualized
^	Annualized
~	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

Vivaldi Orinda Macro Opportunities Fund

For a capital share outstanding throughout each period

Class I
	Six Months
	Ended		Years Ended		April 30, 2012
	August 31,		February 28,		through
	2015				February 28,
	(Unaudited)		2015	2014	2013*
Net Asset Value – Beginning of Period	$26.29		$26.45	$25.28	$25.00
Income from Investment Operations:
Net investment income (loss)	(0.27)		(0.41)	(0.50)	(0.16)
Net realized and unrealized
gain (loss) on investments	0.16		0.54	1.72	0.46
Total from investment operations	(0.11)		0.13	1.22	0.30
Less Distributions:
Dividends from net investment income	—		—	—	—
Distributions from net realized gains	—		(0.29)	(0.05)	(0.02)
Total distributions	—		(0.29)	(0.05)	(0.02)
Redemption Fees	0.00	~	0.00 ~	0.00 ~	—
Net Asset Value – End of Period	$26.18		$26.29	$26.45	$25.28
Total Return	(0.42	)%+	0.52%	4.85%	1.20	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$19,527		$16,360	$20,190	$12,875
Ratio of operating expenses
to average net assets:
Before Reimbursements	3.92	%^	3.58%	4.12%	5.77	%^
After Reimbursements	3.16	%^	2.95%	3.44%	3.46	%^
Ratio of interest expense and dividends
on short positions to average net assets	1.03	%^	0.57%	0.81%	0.80	%^
Ratio of net investment income (loss)
to average net assets:
Before Reimbursements	(2.75	)%^	(2.19)%	(2.80)%	(4.41	)%^
After Reimbursements	(1.99	)%^	(1.56)%	(2.12)%	(2.10	)%^
Portfolio turnover rate	217	%+	360%	270%	205	%+

*	Commencement of operations for Class I shares was April 30, 2012.
+	Not Annualized
^	Annualized
~	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Vivaldi Orinda Hedged Equity Fund (the “Hedged Equity” Fund) and the Vivaldi Orinda Macro Opportunities Fund (the “Macro Opportunities” Fund, and each a “Fund” and collectively the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which are registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as open-end management investment companies.  Effective December 5, 2014, the name of the Orinda SkyView Multi-Manager Hedged Equity Fund changed to the Vivaldi Orinda Hedged Equity Fund.  Also, effective December 5, 2014, the name of the Orinda SkyView Macro Opportunities Fund changed to the Vivaldi Orinda Macro Opportunities Fund.  The investment objective of the Hedged Equity Fund is long-term capital appreciation, and in pursuing its objective, the Fund looks to emphasize risk-adjusted returns and reduced volatility compared to traditional broad-based equity market indices.  The Hedged Equity Fund commenced operations on March 31, 2011 and offers Class A and Class I shares.  The investment objective of the Macro Opportunities Fund is to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles.  In pursuing its objective, the Macro Opportunities Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices.  The Macro Opportunities Fund commenced operations on April 30, 2012 and offers Class A and Class I shares.  Each class of shares differs principally in its respective shareholder servicing expenses, distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.  Therefore, no Federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended 2012-2015 for Hedged Equity and 2013-2015 for Macro Opportunities, or expected to be taken in the Funds’ 2016 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Funds, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Foreign Currency:  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors.

F.
Redemption Fees:  The Hedged Equity Fund and Macro Opportunities Fund each terminated their redemption fee to shareholders, effective June 28, 2015. Previously, each Fund charged a 1% redemption fee to shareholders who redeemed shares held for 60 days or less.  Such fees were retained by the Fund and accounted for as an addition to paid-in capital.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

G.
Options Transactions:  The Funds may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

H.
Futures Contracts and Options on Futures Contracts:  The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Funds use futures contracts and options on such futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.  Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds.  Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss.  With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.  The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

I.
Leverage and Short Sales:  The Funds may use leverage in connection with their investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Funds if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Funds will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Funds of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Funds will realize a loss.  The risk on a short sale is unlimited because the Funds must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Funds would also incur increased transaction costs associated with selling securities short.  In addition, if the Funds sell securities short, they must maintain a segregated account with their custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Funds’ broker (not including the proceeds from the short sales).  The Funds may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.  The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short.  Such dividends and interest are recorded as an expense to the Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

J.
Mutual Fund and ETF Trading Risk:  The Funds may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Funds will indirectly bear their proportionate share of the costs.

K.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended February 28, 2015, the Funds made the following permanent tax adjustments on the Statements of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Hedged Equity Fund	$3,539,353	$(168,906)	$(3,370,447)
Macro Opportunity Fund	739,060	(739,126)	66

L.
Offsetting Assets & Liabilities:  The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The Funds’ policy is to recognize a net asset/liability equal to the net variation margin for the futures contracts.  During the six months ended August 31, 2015, the Funds were not subject to any master netting arrangements.  For additional information regarding the offsetting assets and liabilities at August 31, 2015, please reference the table in Note 4.

M.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of August 31, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign- issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Hedged Equity Fund’s securities as of August 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,839,599	$—	$—	$7,839,599
Consumer Staples	3,271,380	—	—	3,271,380
Energy	2,421,192	—	—	2,421,192
Financials	5,131,162	—	—	5,131,162
Health Care	3,628,576	—	—	3,628,576
Industrials	3,963,579	—	—	3,963,579
Information Technology	2,800,566	—	—	2,800,566
Materials	3,094,379	—	—	3,094,379
Telecommunication Services	339,501	—	—	339,501
Utilities	309,693	—	—	309,693
Total Common Stock	32,799,627	—	—	32,799,627
REITs	154,413	—	—	154,413
Exchange-Traded Funds	1,051,261	—	—	1,051,261
Closed-End Mutual Funds	2,026,570	—	—	2,026,570
Total Investments in Securities	$36,031,871	$—	$—	$36,031,871
Securities Sold Short	$7,601,374	$—	$—	$7,601,374
Written Options
Call Options	$13,310	$5,313	$—	$18,623
Put Options	16,800	—	—	16,800
Total Written Options	$30,110	$5,313	$—	$35,423

Refer to the Fund’s Schedule of Investments for a detailed breakout of securities.  Transfers between levels are recognized at August 31, 2015, the end of the reporting period.  During the six months ended August 31, 2015, the Hedged Equity Fund recognized no transfers to/from level 1 or level 2.  The Hedged Equity Fund held one level 3 security related to warrants which held no value at August 31, 2015.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

The following is a reconciliation of the Vivaldi Orinda Hedged Equity Fund’s level 3 investments for which significant unobservable inputs were used in determining fair value.

Investments in Securities, at Value
Securities Sold Short
Balance as of February 28, 2015	$(234)
Accrued discounts/premiums	—
Realized gain/(loss)	25,026
Change in unrealized appreciation/(depreciation)	(25,236)
Purchases	—
Cover Buy	444
Transfers in and/or out of level 3	—
Balance as of August 31, 2015	$—

As of December 24, 2014, the Valuation Committee has priced the security as of the last trade price.  Since the security’s fair value utilized significant unobservable inputs due to the lack of available market data, the security is categorized as level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

The following is a summary of the fair valuation hierarchy of the Macro Opportunities Fund’s securities as of August 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,004,591	$—	$—	$2,004,591
Consumer Staples	349,498	—	—	349,498
Energy	577,735	—	—	577,735
Financials	2,847,662	—	—	2,847,662
Health Care	2,109,628	—	—	2,109,628
Industrials	910,819	—	—	910,819
Information Technology	3,446,010	—	—	3,446,010
Materials	2,216,189	—	—	2,216,189
Total Common Stock	14,462,132	—	—	14,462,132
REITs	389,064	—	—	389,064
Exchange-Traded Funds	1,172,387	—	—	1,172,387
Closed-End Mutual Funds	1,239,002	—	—	1,239,002
Purchased Options
Call Options	67,228	11,475	—	78,703
Put Options	—	220,085	—	220,085
Total Purchased Options	67,228	231,560	—	298,788
Total Investments in Securities	$17,329,813	$231,560	$—	$17,561,373
Securities Sold Short	$7,210,813	$—	$—	$7,210,813
Written Options
Call Options	$5,088	—	—	$5,088
Total Written Options	$5,088	$—	$—	$5,088
Other Financial Instruments*
Long Futures Contracts	$(40,338)	$—	$—	$(40,338)
Short Futures Contracts	40,899	—	—	40,899
Total Other Financial Instruments	$561	$—	$—	$561

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund’s Schedule of Investments for a detailed breakout of securities. Transfers between levels are recognized at August 31, 2015, the end of the reporting period.  During the six months ended August 31, 2015, the Macro Opportunities Fund recognized no transfers to/from level 1 or level 2.  The Macro Opportunities Fund held two level 3 securities related to options which held no value at August 31, 2015.

NOTE 4 – DERIVATIVES TRANSACTIONS

The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk.  A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect of derivative instruments on the Funds’ results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information
The average monthly market values of purchased and written options during the six months ended August 31, 2015 for the Hedged Equity Fund were $42,788 and $13,266, respectively.

The average monthly market values of purchased and written options during the six months ended August 31, 2015 for the Macro Opportunities Fund were $162,356 and $2,961, respectively.  The average monthly notional amounts of long and short futures contracts during the six months ended August 31, 2015 were $825,014 and $4,729,853, respectively.

Vivaldi Orinda Hedged Equity Fund

Transactions in written options contracts for the six months ended August 31, 2015, are as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance	—	$—
Options written	(468)	(57,377)
Options closed	228	13,007
Options expired	—	—
Options exercised	—	—
Outstanding at August 31, 2015	(240)	$(44,370)

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

Vivaldi Orinda Macro Opportunities Fund

Transactions in written options contracts for the six months ended August 31, 2015, are as follows:

	Number of	Premiums
	Contracts	Received
Beginning Balance	—	$—
Options written	(290)	(33,826)
Options closed	116	15,271
Options expired	—	—
Options exercised	—	—
Outstanding at August 31, 2015	(174)	$(18,555)

As of August 31, 2015, the Macro Opportunities Fund held the following long futures contracts: 7 100 Ounce Gold and 2 Silver futures for delivery at various times.  The Fund has recorded an unrealized loss of $40,338 as of August 31, 2015 related to these contracts.

As of August 31, 2015, the Macro Opportunities Fund also held the following short futures contracts: 8 Australian Dollar Currency, 6 British Pound Currency, 6 Euro Fx Currency, 8 Japanese Yen Currency, 5 New Zealand Dollar, 9 10-Year U.S. Treasury, and 5 30-Year U.S. Treasury Bond futures for delivery at various times.  The Fund has recorded an unrealized gain of $40,899 as of August 31, 2015 related to these contracts.

The locations on the Statement of Assets and Liabilities of the Hedged Equity Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of August 31, 2015 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted
for as hedging instruments		Fair		Fair
under ASC 815	Location	Value	Location	Value
Options written,
	N/A	—	at value	$35,423

The effect of Derivative Instruments on the Statement of Operations for the six months ended August 31, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$210,125	$4,858	$ —	$214,983
Total	$210,125	$4,858	$ —	$214,983

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$29,262	$8,947	$ —	$38,209
Total	$29,262	$8,947	$ —	$38,209

The locations on the Statement of Assets and Liabilities of the Macro Opportunities Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of August 31, 2015 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted
for as hedging instruments		Fair		Fair
under ASC 815	Location	Value	Location	Value
Net Assets –
unrealized
depreciation
Commodity Contracts –	on futures
Futures*	contracts	$(40,338)	N/A	—
Equity Contracts –	Investments,		Options written,
Options	at fair value	N/A	at value	$5,088
Net Assets –
unrealized
appreciation
Foreign Exchange Contracts –	on futures
Futures*	contracts	$ 17,471	N/A	—
Net Assets –
unrealized
appreciation
Interest Rate Contracts –	on futures
Futures*	contracts	$ 23,428	N/A	—
Total		$ 561		$5,088

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Futures Contracts.  Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended August 31, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$68,933	$2,875	$152,007	$223,815
Total	$68,933	$2,875	$152,007	$223,815

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(12,839)	$13,467	$(141,037)	$(140,409)
Total	$(12,839)	$13,467	$(141,037)	$(140,409)

The table below shows the offsetting assets and liabilities relating to the written options, futures contracts, and short sales shown on the Statement of Assets and Liabilities.

Vivaldi Orinda Hedged Equity Fund

Liabilities:
				Gross Amounts not
		Gross	Net Amounts	offset in the Statement
		Amounts	Presented	of Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Written
Options	$35,423	$—	$35,423	$—	$35,423	$—
Short Sales	7,601,374	—	7,601,374	—	7,601,374	—
	$7,636,797	$—	$7,636,797	$—	$7,636,797	$—

Vivaldi Orinda Macro Opportunities Fund

Assets:
Gross Amounts not
		Gross	Net Amounts	offset in the Statement
		Amounts	Presented	of Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
Description	Assets	Liabilities	Liabilities	Instruments	(Received)	Amount
Futures
Contracts	$73,381	$(72,820)	$561	$—	$561	$—
	$73,381	$(72,820)	$561	$—	$561	$—

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

Liabilities:
				Gross Amounts not
		Gross	Net Amounts	offset in the Statement
		Amounts	Presented	of Assets and Liabilities
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Written
Options	$5,088	$—	$5,088	$—	$5,088	$—
Futures
Contracts	72,820	(72,820)	—	—	—	—
Short Sales	7,210,813	—	7,210,813	—	7,210,813	—
	$7,288,721	$(72,820)	$7,215,901	$—	$7,215,901	$—

For additional information, please reference the “Offsetting Assets and Liabilities” section in Note 2.

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2015, Orinda Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds.  On October 20, 2014, the Board of Trustees (the “Board”) of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Vivaldi Orinda Hedged Equity Fund, and the Vivaldi Orinda Macro Opportunities Fund and Orinda Asset Management, LLC (the “Advisor”), investment advisor of the Funds, pursuant to which the Advisor agreed to reduce the Funds’ management fees from 1.96% to 1.75%, effective October 20, 2014. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.75% based upon the average daily net assets of the Hedged Equity and Macro Opportunities Funds.  For the six months ended August 31, 2015, the Hedged Equity Fund and the Macro Opportunities Fund incurred $456,926 and $276,563 in advisory fees, respectively.  Advisory fees payable at August 31, 2015 for the Hedged Equity Fund and the Macro Opportunities Fund were $50,205 and $13,408, respectively.  The Advisor has delegated the day to day management of the Hedged Equity and Macro Opportunities Funds to various Sub-Advisors.  The Advisor pays the Sub-Advisor fees for each of the Funds from its own assets and these fees are not an additional expense of the Funds.

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund
Class A	2.45%
Class I	2.14%*

Vivaldi Orinda Macro Opportunities Fund
Class A	2.55%
Class I	2.25%

*
The Board approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which the Advisor has agreed to reduce the Fund’s Expense Cap on Class I shares from 2.15% to 2.14% effective June 28, 2015.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Funds’ obligations are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Funds’ expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended August 31, 2015, the Advisor reduced its fees and absorbed Fund expenses in the amount of $104,710 and $99,057 for the Hedged Equity and the Macro Opportunities Fund, respectively.  During the six months ended August 31, 2015, the Advisor reimbursed the Macro Opportunities Fund for shareholder servicing fees in the amount of $15,097 that was a result of the Fund not fully utilizing the fees that had been earned in fiscal years 2014 and 2015.  This amount will not be subject to recapture in the future.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2016	2017	2018	2019	Total
Hedged Equity Fund	$195,481	$107,205	$ 81,749	$104,710	$489,145
Macro Opportunities Fund	$236,777	$257,610	$231,615	$ 99,057	$825,059

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the six months ended August 31, 2015, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund
Administration & fund accounting	$61,840
Custody	$ 2,260
Transfer agency(a)	$32,169
Chief Compliance Officer	$10,083

(a) Does not include out-of-pocket expenses.

Vivaldi Orinda Macro Opportunities Fund
Administration & fund accounting	$66,062
Custody	$ 2,567
Transfer agency(a)	$22,273
Chief Compliance Officer	$ 8,448

(a) Does not include out-of-pocket expenses.

At August 31, 2015, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Vivaldi Orinda Hedged Equity Fund
Administration & fund accounting	$22,804
Custody	$ 1,229
Transfer agency(a)	$11,423
Chief Compliance Officer	$ 3,587

(a) Does not include out-of-pocket expenses.

Orinda SkyView Macro Opportunities Fund
Administration & fund accounting	$20,416
Custody	$ 963
Transfer agency(a)	$ 7,503
Chief Compliance Officer	$ 3,104

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended August 31, 2015, the Hedged Equity and Macro Opportunities Funds incurred distribution expenses on their Class A shares of $16,394 and $15,913, respectively.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Hedged Equity Fund may pay servicing fees at an annual rate of 0.13% of the average daily net assets of the Class A shares and 0.07% of the average daily net assets of the Class I shares and the Macro Opportunities Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of the Class A shares and 0.10% of the average daily net assets of the Class I shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended August 31, 2015, the Funds incurred, under the Agreement, shareholder servicing fees as follows:

Vivaldi Orinda Hedged Equity Fund
Class A	$8,525
Class I	$13,687

Vivaldi Orinda Macro Opportunities Fund
Class A	$9,548
Class I	$9,439

NOTE 8 – SECURITIES TRANSACTIONS

For the six months ended August 31, 2015, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Hedged Equity Fund	$25,377,706	$34,113,635
Macro Opportunities Fund	$53,489,677	$57,467,706

There were no purchases or sales of long-term U.S. Government securities.

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2015, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Hedged	Macro
	Equity	Opportunities
	Fund	Fund
Cost of investments(a)	$41,268,720	$27,500,774
Gross unrealized appreciation	7,338,698	1,515,889
Gross unrealized depreciation	(850,755)	(660,219)
Net unrealized appreciation	6,487,943	855,670
Undistributed ordinary income	—	997,490
Undistributed long-term capital gain	3,656,366	416,038
Total distributable earnings	3,656,366	1,413,528
Other accumulated gains/(losses)	(403,904)	(651,950)
Total accumulated earnings/(losses)	$9,740,405	$1,617,248

(a)
The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales, partnership income, outstanding constructive sales, and passive foreign investment companies.

At February 28, 2015, the Hedged Equity Fund had no tax basis capital losses to offset future capital gains.  At February 28, 2015, the Macro Opportunities Fund had no tax basis capital losses to offset future capital gains.  The wash sales on short positions, post 30 wash sales, post-October losses, section 1256 MTM, straddles, unsettled short deferrals, and unrealized on shorts/options/futures are included in other accumulated gain/loss.

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The tax character of distributions paid during 2015 and 2014 were as follows:

	Year Ended	Year Ended
	February 28, 2015	February 28, 2014
Hedged Equity Fund
Ordinary income	$—	$—
Long-term capital gains	11,269,583	3,923,651

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

	Year Ended	Year Ended
	February 28, 2015	February 28, 2014
Macro Opportunities Fund
Ordinary income	$—	$76,709
Long-term capital gains	375,912	4,351

At February 28, 2015, the following funds deferred, on a tax basis, post-October losses of:

	Late Year Ordinary	Short-Term
	Loss Deferral	Loss
Hedged Equity Fund	$132,694	$—
Macro Opportunities Fund	—	—

NOTE 10 – OTHER TAX INFORMATION (Unaudited)

For the year ended February 28, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hedged Equity Fund	0.00%
Macro Opportunities Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2015 was as follows:

Hedged Equity Fund	0.00%
Macro Opportunities Fund	0.00%

NOTE 11 – SUBSEQUENT EVENTS

Though a special meeting of shareholders was held on August 15, 2014 whereby shareholders of each of the Orinda SkyView Multi-Manager Hedged Equity Fund (now the “Vivaldi Orinda Hedged Equity Fund”) and Orinda SkyView Macro Opportunities Fund (now the “Vivaldi Orinda Macro Opportunities Fund”)(each a “Fund,” together, the “Funds”) approved proposals for 1) a new investment advisory agreement between Vivaldi Asset Management, LLC (“Vivaldi”) and Advisors Series Trust (the “Trust”) for Vivaldi to become investment adviser to the Funds; and 2) a “manager of managers” structure for the Funds under Vivaldi as the investment adviser, these events have not yet occurred.

Orinda has agreed not to resign as investment adviser, and Vivaldi will not accept the engagement as investment adviser, unless and until the Trust and Vivaldi obtain a Multi-Manager Exemptive Order (“Order”) from the U.S. Securities and Exchange Commission (the “SEC”). This Order has not yet been received from the SEC. Upon receipt of the requested Order from the SEC, shareholders of the Funds will be notified and receive updated Fund documents.

EXPENSE EXAMPLE
August 31, 2015 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2015 to August 31, 2015.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
August 31, 2015 (Unaudited)

Vivaldi Orinda Hedged Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	3/1/15	8/31/15	3/1/15 – 8/31/15
Actual
Class A	$1,000.00	$ 953.10	$14.09
Class I	$1,000.00	$ 954.60	$12.63
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,010.71	$14.51
Class I	$1,000.00	$1,012.22	$13.00

(1)
Expenses are equal to the Class A and Class I fund shares’ annualized expense ratios of 2.87% and 2.57%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period).

Vivaldi Orinda Macro Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	3/1/15	8/31/15	3/1/15 – 8/31/15
Actual
Class A	$1,000.00	$ 993.50	$17.89
Class I	$1,000.00	$ 995.80	$16.40
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,007.19	$18.01
Class I	$1,000.00	$1,008.70	$16.51

(1)
Expenses are equal to the Class A and Class I fund shares’ annualized expense ratios of 3.57% and 3.27%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period).

NOTICE TO SHAREHOLDERS
at August 31, 2015 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2015

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-467-4632.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-467-4632 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Orinda Asset Management LLC
4 Orinda Way, Suite 100-B
Orinda, CA  94563

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 467-4632

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

ORINDA FUNDS

Semi-Annual Report
August 31, 2015

Orinda Income Opportunities Fund

Class A Shares – OIOAX
Class D Shares – OIODX
Class I Shares – OIOIX

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Schedule of Securities Sold Short	10
Financial Statements
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Statement of Cash Flows	16
Financial Highlights	17
Notes to the Financial Statements	20
Expense Example	32
Notice to Shareholders	34
Privacy Notice	Inside Back Cover

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at August 31, 2015 (Unaudited)

Orinda Income Opportunities Fund

Percentages represent market value as a percentage of net assets.

3

SCHEDULE OF INVESTMENTS
at August 31, 2015 (Unaudited)

COMMON STOCKS - 0.2%	Shares	Value
Financials - 0.2%
America First Multifamily Investors LP*	92,810	$499,318
TOTAL COMMON STOCKS
(Cost $480,107)		499,318

REITS - 37.6%
Financials - 37.6%
Apollo Commercial Real Estate Finance, Inc.*	152,398	2,494,755
Ashford Hospitality Prime, Inc.	14,384	198,931
Ashford Hospitality Trust, Inc. - Series D
Cumulative Preferred	78,755	2,025,579
Ashford Hospitality Trust, Inc. - Series E
Cumulative Preferred	38,141	992,429
Bluerock Residential Growth REIT, Inc. - Class A	219,867	2,469,106
Campus Crest Communities, Inc.	267,798	1,384,516
CBL & Associates Properties, Inc. - Series D
Cumulative Preferred*	247,467	6,273,288
CorEnergy Infrastructure Trust, Inc.	193,500	992,655
DuPont Fabros Technology, Inc. - Series A
Cumulative Preferred*	147,300	3,753,204
DuPont Fabros Technology, Inc. - Series B
Cumulative Preferred*	160,000	4,094,400
Equity Commonwealth - Series E Cumulative Preferred*	107,695	2,765,608
First Potomac Realty Trust - Series A Cumulative Preferred*	104,572	2,656,129
Global Net Lease, Inc.	169,056	1,458,953
Government Properties Income Trust	67,500	1,069,200
Hospitality Properties Trust	35,000	900,200
Independence Realty Trust, Inc.*	343,624	2,546,254
Inland Real Estate Corp. - Series A Cumulative Preferred*	127,768	3,321,968
iStar Financial, Inc. - Series D Cumulative Preferred*	144,080	3,529,960
iStar Financial, Inc. - Series E Cumulative Preferred*	125,243	3,002,075
iStar Financial, Inc. - Series F Cumulative Preferred*~	126,287	3,019,522
iStar Financial, Inc. - Series I Cumulative Preferred	56,308	1,309,161
Jernigan Capital, Inc.	45,809	862,125
Liberty Property Trust	38,000	1,168,120
Monmouth Real Estate Investment Corp. - Series B
Cumulative Preferred	52,950	1,407,941
New Residential Investment Corp.*	40,000	566,400

The accompanying notes are an integral part of these financial statements.

4

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

REITS - 37.6% (Continued)	Shares	Value
Financials - 37.6% (Continued)
New Senior Investment Group, Inc.	92,288	$1,051,160
New York REIT, Inc.*	274,835	2,632,919
Northstar Realty Finance Corp.	209,500	2,943,475
Northstar Realty Finance Corp. - Series B
Cumulative Preferred	54,554	1,331,118
Pennsylvania Real Estate Investment Trust	41,758	828,479
Preferred Apartment Communities, Inc.	1,591	16,244
RAIT Financial Trust*	316,842	1,644,410
RAIT Financial Trust - Series A Cumulative Preferred	80,895	1,676,144
RAIT Financial Trust - Series B Cumulative Preferred	29,496	622,366
RAIT Financial Trust - Series C Cumulative Preferred	34,787	768,445
RAIT Financial Trust - Unsecured*	118,402	2,691,277
Select Income REIT*	140,000	2,597,000
STAG Industrial, Inc.	36,200	617,572
Strategic Hotels & Resorts, Inc.^	105,000	1,416,450
Tier REIT, Inc.^	496	7,083
Ventas, Inc.	35,000	1,925,700
Wheeler Real Estate Investment Trust, Inc.	1,397,394	2,696,970
Whitestone REIT*	290,384	3,316,185
Winthrop Realty Trust	131,372	1,881,247
WP Glimcher, Inc.	160,597	1,944,830
TOTAL REITS
(Cost $119,916,822)		86,871,553

CONVERTIBLE PREFERRED STOCKS - 4.3%
Financials - 4.3%
Colony Capital, Inc. - Series C Cumulative Preferred	127,637	2,993,088
CorEnergy Infrastructure Trust, Inc. - Series A
Cumulative Preferred	24,167	587,258
EPR Properties - Series E Convertible Preferred*	38,873	1,249,401
FelCor Lodging Trust, Inc. - Series A Convertible Preferred*	179,037	4,556,492
Inland Real Estate Corp. - Series B Cumulative Preferred	20,000	497,500
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $9,920,356)		9,883,739

The accompanying notes are an integral part of these financial statements.

5

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

PREFERRED STOCKS - 56.7%	Shares	Value
Consumer Discretionary - 1.6%
M/I Homes, Inc. - Series A Non-Cumulative Preferred*~	78,417	$2,038,842
TravelCenters of America LLC - Senior Unsecured, 8.00%	46,665	1,187,624
TravelCenters of America LLC - Senior Unsecured, 8.25%	21,319	543,635
		3,770,101
Energy - 1.2%
Legacy Reserves LP - Series B Cumulative Preferred	109,831	1,780,361
Tsakos Energy Navigation Ltd. - Series D
Cumulative Preferred†	40,450	879,787
		2,660,148
Financials - 52.4%
AG Mortgage Investment Trust, Inc. - Series A
Cumulative Preferred	16,504	401,872
AG Mortgage Investment Trust, Inc. - Series B
Cumulative Preferred	10,819	265,065
American Capital Agency Corp. Depositary
Shares 1/1000 - Series B Cumulative Preferred*	134,963	3,263,405
AmTrust Financial Services, Inc. - Series B
Non-Cumulative Preferred	62,487	1,559,051
AmTrust Financial Services, Inc. - Series D
Non-Cumulative Preferred	70,687	1,779,192
Annaly Capital Management, Inc. - Series C
Cumulative Preferred	43,148	1,063,598
Annaly Capital Management, Inc. - Series D
Cumulative Preferred	58,074	1,422,232
Apollo Commercial Real Estate Finance, Inc. - Series A
Cumulative Preferred	69,680	1,810,983
Apollo Residential Mortgage, Inc. - Series A
Cumulative Preferred	33,414	796,590
Arbor Realty Trust, Inc. - Senior Unsecured	60,000	1,407,000
Arbor Realty Trust, Inc. - Series A Cumulative Preferred	46,261	1,128,768
Arbor Realty Trust, Inc. - Series B Cumulative Preferred	20,323	486,533
Arbor Realty Trust, Inc. - Series C Cumulative Preferred*~	86,699	2,197,820
Banc of California, Inc. - Series D Non-Cumulative Preferred	71,500	1,822,535
Campus Crest Communities, Inc. - Series A
Cumulative Preferred*	265,021	6,294,249
Capital One Financial Corp. - Series F
Non-Cumulative Preferred^	100,000	2,490,000

The accompanying notes are an integral part of these financial statements.

6

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

PREFERRED STOCKS - 56.7% (Continued)	Shares	Value
Financials - 52.4% (Continued)
Capstead Mortgage Corp. - Series E Cumulative Preferred	51,000	$1,247,970
Cedar Realty Trust, Inc. - Series B Cumulative Preferred*	29,685	747,468
Chesapeake Lodging Trust - Series A Cumulative Preferred*	132,526	3,531,818
Citigroup Capital XIII - Cumulative Preferred	25,000	638,750
Colony Capital, Inc. - Series A Cumulative Preferred*	110,692	2,924,483
Colony Capital, Inc. - Series B Cumulative Preferred	82,105	2,047,288
Corporate Office Properties Trust - Series L
Cumulative Preferred*	51,173	1,340,221
CYS Investments, Inc. - Series B Cumulative Preferred*	94,283	2,084,597
Global Indemnity PLC^†	45,000	1,091,250
GMAC Capital Trust I - Series 2 Cumulative Preferred	99,150	2,531,300
Hatteras Financial Corp. - Series A Cumulative Preferred*	129,066	3,089,840
Hersha Hospitality Trust - Series B Cumulative Preferred*	199,859	5,142,372
Hudson Pacific Properties, Inc. - Series B
Cumulative Preferred*	124,000	3,196,720
Invesco Mortgage Capital, Inc. - Series A
Cumulative Preferred	70,710	1,746,537
Invesco Mortgage Capital, Inc. - Series B
Cumulative Preferred*	153,000	3,693,420
Investors Real Estate Trust - Series B Cumulative Preferred	67,726	1,745,299
iStar Financial, Inc. - Series G Cumulative Preferred	14,097	336,354
JPMorgan Chase & Co. - Series AA
Non-Cumulative Preferred	5,700	141,018
JPMorgan Chase & Co. - Series BB
Non-Cumulative Preferred^	50,000	1,250,000
Kemper Corp. - Subordinated	37,713	988,081
Kennedy-Wilson Holdings, Inc. - Senior Unsecured*~	56,710	1,450,358
Kite Realty Group Trust - Series A Cumulative Preferred*	161,020	4,083,467
KKR Financial Holdings LLC - Series A
Cumulative Preferred	59,412	1,550,653
LaSalle Hotel Properties - Series H Cumulative Preferred	60,544	1,564,457
MFA Financial, Inc. - Series B Cumulative Preferred*	64,075	1,573,682
National General Holdings Corp. - Series B
Non-Cumulative Preferred	64,888	1,604,680
National General Holdings Corp. - Subordinated^	94,550	2,240,835
Northstar Realty Finance Corp. - Series C
Cumulative Preferred*	170,788	4,232,127
Northstar Realty Finance Corp. - Series D
Cumulative Preferred	94,399	2,321,271

The accompanying notes are an integral part of these financial statements.

7

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

PREFERRED STOCKS - 56.7% (Continued)	Shares	Value
Financials - 52.4% (Continued)
Northstar Realty Finance Corp. - Series E
Cumulative Preferred*	299,069	$7,461,772
Pebblebrook Hotel Trust - Series A Cumulative Preferred*	95,963	2,484,482
Pebblebrook Hotel Trust - Series B Cumulative Preferred*	46,955	1,223,413
Pennsylvania Real Estate Investment Trust - Series A
Cumulative Preferred*	134,148	3,549,556
Resource Capital Corp. - Series B Cumulative Preferred	41,000	775,310
Resource Capital Corp. - Series C Cumulative Preferred*	181,942	3,596,993
Retail Properties of America, Inc. - Series A
Cumulative Preferred*	81,082	2,067,591
SL Green Realty Corp. - Series I Cumulative Preferred	241	6,083
STAG Industrial, Inc. - Series B Cumulative Preferred	10,000	245,000
Summit Hotel Properties - Series A Cumulative Preferred*	44,622	1,194,085
Summit Hotel Properties - Series C Cumulative Preferred	7,586	195,074
VEREIT, Inc. - Series F Cumulative Preferred*	324,781	8,038,330
WP Glimcher, Inc. - Series H Cumulative Preferred*	70,611	1,862,012
		121,024,910
Industrials - 1.1%
Diana Shipping, Inc. - Senior Unsecured†	37,500	883,125
Diana Shipping, Inc. - Series B Cumulative Preferred†	32,159	759,595
Safe Bulkers, Inc. - Series D Cumulative Preferred†	54,400	864,960
		2,507,680
Telecommunication Services - 0.4%
United States Cellular Corp. - Senior Unsecured	32,013	810,889
TOTAL PREFERRED STOCKS
(Cost $131,901,800)		130,773,728

	Principal
CONVERTIBLE BONDS - 1.1%	Amount
Financials - 1.1%
Resource Capital Corp., 6.000%, 12/01/2018	$3,000,000	2,692,500
TOTAL CONVERTIBLE BONDS
(Cost $2,704,800)		2,692,500

The accompanying notes are an integral part of these financial statements.

8

SCHEDULE OF INVESTMENTS (Continued)
at August 31, 2015 (Unaudited)

	Principal
CORPORATE BONDS - 0.5%	Amount	Value
Deutsche Bank AG, 7.500%, 12/29/2049†	$600,000	$591,000
The Bank Of New York Mellon Corp.,
4.950%, 12/29/2049	500,000	496,250
TOTAL CORPORATE BONDS
(Cost $1,100,002)		1,087,250

EXCHANGE-TRADED FUNDS - 0.4%	Shares
Direxion Daily 20+ Year Treasury Bear 3x Shares^	30,000	889,500
TOTAL EXCHANGE-TRADED FUNDS
(Cost $840,036)		889,500

CLOSED-END MUTUAL FUNDS - 0.6%
Nuveen Preferred Income Opportunities Fund	131,238	1,187,704
Oxford Lane Capital Corp.	6,800	89,080
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $1,349,701)		1,276,784
TOTAL INVESTMENTS
(Cost $268,213,624) - 101.4%		233,974,372
Liabilities in Excess of Other Assets - (1.4)%		(3,177,953)
TOTAL NET ASSETS - 100.0%		$230,796,419

Percentages are stated as a percent of net assets.
^	Non-income producing.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of August 31, 2015, the value of these securities was $8,706,542 or 3.77% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

9

SCHEDULE OF SECURITIES SOLD SHORT
at August 31, 2015 (Unaudited)

COMMON STOCKS - 0.3%	Shares	Value
Energy - 0.3%
Kinder Morgan, Inc.	19,291	$625,222
TOTAL COMMON STOCKS
(Proceeds $645,253)		625,222

EXCHANGE-TRADED FUNDS - 10.9%
Finance and Insurance - 10.9%
iShares S&P U.S. Preferred Stock Index Fund	19,790	772,602
iShares U.S. Real Estate ETF	284,134	20,025,764
United States Oil Fund LP	34,373	546,187
Utilities Select Sector SPDR	90,500	3,842,630
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $25,777,440)		25,187,183

REITS - 1.1%
Financials - 1.1%
Hatteras Financial Corp.	25,000	405,750
Starwood Property Trust, Inc.	100,765	2,144,279
TOTAL REITS
(Proceeds $2,628,078)		2,550,029
TOTAL SECURITIES SOLD SHORT
(Proceeds $29,050,771) - 12.3%		$28,362,434

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.
10

(This Page Intentionally Left Blank.)

11

STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2015 (Unaudited)

Assets:
Investments, at value (cost of $268,213,624)	$233,974,372
Deposits at brokers	19,820,842
Receivables:
Securities sold	29,436,044
Fund shares sold	958,701
Dividends and interest	1,069,407
Return of Capital	17,805
Prepaid expenses	49,077
Total assets	285,326,248
Liabilities:
Securities sold short (proceeds $29,050,771)	28,362,434
Payables:
Loan payable	2,902,123
Due to custodian	4,212,280
Securities purchased	18,281,833
Fund shares redeemed	415,622
Advisory fee	159,705
Administration fee	48,166
Distribution fees	96,540
Service fees	23,754
Compliance expense	1,531
Custody fees	1,943
Transfer agent fees and expenses	19,253
Accrued expenses and other payables	4,645
Total liabilities	54,529,829
Net assets	$230,796,419
Net assets consist of:
Paid in capital	$248,043,995
Accumulated net investment loss	(1,660,698)
Accumulated net realized gain on investments	17,964,037
Net unrealized appreciation (depreciation) on:
Investments	(34,239,252)
Securities sold short	688,337
Net assets	$230,796,419
Class A:
Net assets applicable to outstanding Class A shares	$79,572,056
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	3,371,015
Net asset value and redemption price per share	$23.60
Maximum offering price per share (net asset value divided by 95.00%)	$24.85
Class D:
Net assets applicable to outstanding Class D shares	$24,273,268
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	1,031,663
Net asset value, offering price and redemption price per share	$23.53
Class I:
Net assets applicable to outstanding Class I shares	$126,951,095
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	5,365,365
Net asset value, offering price and redemption price per share	$23.66

The accompanying notes are an integral part of these financial statements.
12

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2015 (Unaudited)

Investment income:
Dividends	$8,293,780
Interest	111,331
Total investment income	8,405,111
Expenses:
Investment advisory fees (Note 5)	1,266,063
Administration fees (Note 5)	142,991
Distribution fees (Note 6)
Distribution fees – Class A	95,437
Distribution fees – Class D	120,674
Service fees (Note 7)
Service fees – Class A	57,262
Service fees – Class D	15,962
Service fees – Class I	76,364
Transfer agent fees and expenses	59,883
Federal and state registration fees	32,200
Audit fees	10,906
Compliance expense	4,537
Legal fees	4,537
Reports to shareholders	8,065
Trustees’ fees and expenses	5,065
Custody fees	6,459
Interest Expense (Note 9)	950
Other	30,295
Total expenses before dividends and interest on short positions	1,937,650
Dividends expense on short positions	292,040
Broker interest expense on short positions	280,044
Total expenses before reimbursement from advisor	2,509,734
Expense reimbursement by advisor (Note 5)	(43,925)
Net expenses	2,465,809
Net investment income	$5,939,302
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	$27,877,587
Purchased options	(3,681)
Securities sold short	(1,605,067)
Net change in unrealized gain (loss) on:
Investments	(42,375,518)
Securities sold short	835,408
Net realized and unrealized gain (loss) on investments	(15,271,271)
Net decrease in net assets resulting from operations	$(9,331,969)

The accompanying notes are an integral part of these financial statements.
13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2015	Year Ended
	(Unaudited)	February 28, 2015
Operations:
Net investment income	$5,939,302	$8,117,457
Net realized gain (loss) on investments	26,268,839	(7,828,844)
Net change in unrealized
appreciation (depreciation) on investments	(41,540,110)	6,510,384
Net increase (decrease) in net assets
resulting from operations	(9,331,969)	6,798,997

Distributions to Shareholders From:
Net investment income
Class A shares	(2,226,485)	(2,128,115)
Class D shares	(656,009)	(790,487)
Class I shares	(4,717,506)	(5,853,822)
Net realized gains
Class A shares	—	(18,242)
Class D shares	—	(6,289)
Class I shares	—	(39,286)
Return of Capital
Class A shares	—	(287,272)
Class D shares	—	(123,954)
Class I shares	—	(753,700)
Total distributions	(7,600,000)	(10,001,167)

Capital Share Transactions:
Proceeds from shares sold
Class A shares	24,030,577	66,537,372
Class D shares	2,929,995	11,950,740
Class I shares	22,587,248	115,813,023
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	2,052,014	2,200,638
Class D shares	535,746	754,554
Class I shares	4,308,762	6,321,307
Cost of shares redeemed
Class A shares	(16,228,059)	(7,367,614)
Class D shares	(915,656)	(1,493,976)
Class I shares	(40,759,668)	(41,568,012)
Net increase (decrease) in net assets
from capital share transactions	(1,459,041)	153,148,032
Total increase (decrease) in net assets	(18,391,010)	149,945,862

Net Assets:
Beginning of period	249,187,429	99,241,567
End of period	$230,796,419	$249,187,429
Accumulated net investment loss	$(1,660,698)	$—

The accompanying notes are an integral part of these financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	August 31, 2015	Year Ended
	(Unaudited)	February 28, 2015
Changes in Shares Outstanding:
Shares sold
Class A shares	985,873	2,604,949
Class D shares	120,219	467,989
Class I shares	917,885	4,507,920
Proceeds from shares issued to holders
in reinvestment of dividends
Class A shares	83,915	87,363
Class D shares	21,968	29,940
Class I shares	176,490	250,211
Shares redeemed
Class A shares	(662,752)	(292,238)
Class D shares	(37,734)	(58,839)
Class I shares	(1,700,497)	(1,613,368)
Net increase (decrease) in shares outstanding	(94,633)	5,983,927

The accompanying notes are an integral part of these financial statements.
15

STATEMENT OF CASH FLOWS
For the Six Months Ended August 31, 2015 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(9,331,969)
Adjustments to reconcile net increase in net assets
from operations to net cash used in operating activities:
Purchases of investments	(223,307,213)
Purchases to cover securities sold short	(276,195,361)
Proceeds from sales of long-term investments	168,339,004
Proceeds from securities sold short	286,107,370
Purchases of short-term investments, net	(10,816)
Return of capital distributions received from underlying investments	426,876
Amortization and accretion of premium and discount	(42,020)
Net realized loss on investments	4,945,542
Net realized loss on short transactions	1,605,067
Change in unrealized depreciation on investments	11,497,619
Change in unrealized appreciation on short transactions	(835,409)
(Increases) decreases in operating assets:
Increase in dividends and interest receivable	(185,582)
Decrease in deposits at broker for short sales	1,339,136
Increase in receivable for investment securities sold	(22,888,942)
Increase in prepaid expenses and other assets	(27,847)
Increases (decreases) in operating liabilities:
Increase in payable for investment securities purchased	14,993,512
Decrease in dividends payable on short positions	(21,175)
Decrease in payable to Advisor	(27,816)
Increase in payable for distribution and service fees	18,416
Decrease in other accrued expenses	(52,337)
Net cash used in operating activities	(43,653,945)

Cash flows from financing activities:
Proceeds from shares sold	49,973,017
Payment on shares redeemed	(57,969,922)
Cash distributions paid to shareholders	(703,478)
Increase in loan payable	2,902,123
Increase in payable to custodian	4,212,280
Net cash used in financing activities	(1,585,980)
Net change in cash	(45,239,925)

Cash:
Beginning balance	45,239,925
Ending balance	$—

Supplemental information:
Cash paid for interest	$280,994
Non-cash financing activities-distributions reinvested	6,896,522
Non-cash financing activities – decrease in receivable for Fund shares sold	(425,197)
Non-cash financing activities – decrease in payable for Fund shares redeemed	66,539

The accompanying notes are an integral part of these financial statements.
16

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Class A
	Six Months
	Ended			June 28, 2013
	August 31,		Year Ended	through
	2015		February 28,	February 28,
	(Unaudited)		2015	2014*
Net Asset Value – Beginning of Period	$25.25		$25.57	$25.00
Income from Investment Operations:
Net investment income (loss)	0.61		0.97	0.65
Net realized and unrealized gain (loss) on investments	(1.53)		0.22	0.39
Total from investment operations	(0.92)		1.19	1.04
Less Distributions:
Dividends from net investment income	(0.73)		(1.32)	(0.43)
Distributions from net realized gains	—		(0.01)	(0.04)
Return of Capital	—		(0.18)	—
Total distributions	(0.73)		(1.51)	(0.47)
Net Asset Value – End of Period	$23.60		$25.25	$25.57
Total Return	(3.71	)%+	4.79%	4.22	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$79,572		$74,834	$14,421
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	2.10	%^	1.96%	2.55	%^
After Recoupments/Reimbursements	2.10	%^	2.00%	1.92	%^
Ratio of interest expense and dividends on
short positions to average net assets	0.45	%^	0.28%	0.02	%^
Ratio of net investment income (loss)
to average net assets:
Before Recoupments/Reimbursements	4.78	%^	4.53%	5.45	%^
After Recoupments/Reimbursements	4.78	%^	4.49%	6.08	%^
Portfolio turnover rate	73	%+	185%	119	%+

*	Commencement of operations for Class A shares was June 28, 2013.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.
17

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Class D
	Six Months			September 27,
	Ended			2013
	August 31,		Year Ended	through
	2015		February 28,	February 28,
	(Unaudited)		2015	2014*
Net Asset Value – Beginning of Period	$25.17		$25.51	$25.01
Income from Investment Operations:
Net investment income (loss)	0.51		0.92	0.53
Net realized and unrealized gain (loss) on investments	(1.47)		0.07	0.44
Total from investment operations	(0.96)		0.99	0.97
Less Distributions:
Dividends from net investment income	(0.68)		(1.14)	(0.43)
Distributions from net realized gains	—		(0.01)	(0.04)
Return of Capital	—		(0.18)	—
Total distributions	(0.68)		(1.33)	(0.47)
Net Asset Value – End of Period	$23.53		$25.17	$25.51
Total Return	(3.91	)%+	3.97%	3.95	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$24,273		$23,336	$12,450
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	2.83	%^	2.70%	2.77	%^
After Recoupments/Reimbursements	2.56	%^	2.76%	2.67	%^
Ratio of interest expense and dividends on
short positions to average net assets	0.45	%^	0.27%	0.02	%^
Ratio of net investment income (loss)
to average net assets:
Before Recoupments/Reimbursements	3.72	%^	3.75%	7.62	%^
After Recoupments/Reimbursements	3.99	%^	3.69%	7.72	%^
Portfolio turnover rate	73	%+	185%	119	%+

*	Commencement of operations for Class D shares was September 27, 2013.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.
18

FINANCIAL HIGHLIGHTS (Continued)

For a capital share outstanding throughout the period

Class I
	Six Months
	Ended			June 28, 2013
	August 31,		Year Ended	through
	2015		February 28,	February 28,
	(Unaudited)		2015	2014*
Net Asset Value – Beginning of Period	$25.29		$25.60	$25.00
Income from Investment Operations:
Net investment income (loss)	0.56		1.15	0.59
Net realized and unrealized gain (loss) on investments	(1.43)		0.12	0.50
Total from investment operations	(0.87)		1.27	1.09
Less Distributions:
Dividends from net investment income	(0.76)		(1.39)	(0.45)
Distributions from net realized gains	—		(0.01)	(0.04)
Return of Capital	—		(0.18)	—
Total distributions	(0.76)		(1.58)	(0.49)
Net Asset Value – End of Period	$23.66		$25.29	$25.60
Total Return	(3.53	)%+	5.08%	4.44	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$126,951		$151,017	$72,370
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	1.79	%^	1.64%	1.96	%^
After Recoupments/Reimbursements	1.77	%^	1.70%	1.62	%^
Ratio of interest expense and dividends on
short positions to average net assets	0.45	%^	0.27%	0.02	%^
Ratio of net investment income (loss)
to average net assets:
Before Recoupments/Reimbursements	4.74	%^	4.71%	6.75	%^
After Recoupments/Reimbursements	4.76	%^	4.65%	7.09	%^
Portfolio turnover rate	73	%+	185%	119	%+

*	Commencement of operations for Class I shares was June 28, 2013.
+	Not Annualized
^	Annualized

The accompanying notes are an integral part of these financial statements.
19

NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Orinda Income Opportunities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Income Opportunities Fund is to maximize current income with potential for modest growth of capital.  The Fund’s Class A and Class I shares commenced operations on June 28, 2013. The Fund’s Class D shares commenced operations on September 27, 2013.  Each class of shares differs principally in its respective shareholder servicing expenses, distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in its return filed for the open tax year ended 2014-2015, or expected to be taken in the Fund’s 2016 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions

20

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Foreign Currency:  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors.

F.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
G.
Options Transactions:  The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with each Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is

21

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

H.
Futures Contracts and Options on Futures Contracts:  The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund uses futures contracts and options on such futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.  Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.  Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.  The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

I.	Leverage and Short Sales: The Fund may use leverage in connection with its investment activities and may effect short sales of securities. Leverage can

22

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.  The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short.  Such dividends and interest are recorded as an expense to the Fund.

J.
Mutual Fund and ETF Trading Risk:  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of the costs.

K.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.

23

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

These reclassifications have no effect on net assets or net asset value per share.  For the year ended February 28, 2015, the Fund made the following permanent tax adjustments on the Statements of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Income Opportunities Fund	$61,254	$(61,254)	$—

L.
REITs:  The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

M.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of August 31, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

24

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign- issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Fund and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2015:

25

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$499,318	$—	$—	$499,318
Total Common Stock	499,318	—	—	499,318
REITs	83,549,585	3,321,968	—	86,871,553
Convertible Preferred Stocks	8,136,838	1,746,901	—	9,883,739
Preferred Stocks	108,610,375	22,163,353	—	130,773,728
Convertible Bonds	—	2,692,500	—	2,692,500
Corporate Bonds	—	1,087,250	—	1,087,250
Exchange-Traded Funds	889,500	—	—	889,500
Closed-End Mutual Funds	1,276,784	—	—	1,276,784
Total Investments in Securities	$202,962,400	$31,011,972	$—	$233,974,372
Securities Sold Short	$28,362,434	$—	$—	$28,362,434

Refer to the Fund’s Schedule of Investments for a detailed breakout of securities.  Transfers between levels are recognized at August 31, 2015, the end of the reporting period.  The Income Opportunities Fund transferred $7,065,817 from level 2 to level 1 at August 31, 2015 because these securities were now being priced at the official close.  The Income Opportunities Fund transferred $20,985,336 from level 1 to level 2 at August 31, 2015 because the securities were priced at the mean between the bid and ask spread. There were no level 3 securities held in the Fund on August 31, 2015.

NOTE 4 – DERIVATIVES TRANSACTIONS

The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk.  A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from

26

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market value of purchased options during the six months ended August 31, 2015 was $8,000.

The effect of Derivative Instruments on the Statement of Operations for the six months ended August 31, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Purchased	Written
under ASC 815	Options	Options	Futures	Total
Equity Contracts	$(3,681)	$ —	$ —	$(3,681)
Total	$(3,681)	$ —	$ —	$(3,681)

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2015, Orinda Asset Management, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended August 31, 2015, the Fund incurred $1,266,063 in advisory fees.  Advisory fees payable at August 31, 2015 were $159,705.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Orinda Income Opportunities Fund
Class A	1.85%*
Class D	2.55%*
Class I	1.55%*

*
The Board approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which the Advisor has agreed to reduce the Fund’s Expense Caps from 1.90%, 2.65%, and 1.60% to 1.85%, 2.55%, and 1.55% for Class A, Class D, and Class I, respectively, effective June 28, 2015.

27

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligations are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  During the six months ended August 31, 2015, the Advisor reimbursed the Fund for shareholder servicing fees in the amount of $43,925 that was a result of the Fund not fully utilizing the fees that had been earned in fiscal years 2014 and 2015.  This amount will not be subject to recapture in the future.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2018	2019	Total
Income Opportunities Fund	$ —	$ —	$ —

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the six months ended August 31, 2015, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Orinda Income Opportunities Fund
Administration & fund accounting	$142,991
Custody	$ 6,459
Transfer agency(a)	$ 48,691
Chief Compliance Officer	$ 4,537

(a) Does not include out-of-pocket expenses.

28

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

At August 31, 2015, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Orinda Income Opportunities Fund
Administration & fund accounting	$48,166
Custody	$ 1,943
Transfer agency(a)	$16,052
Chief Compliance Officer	$ 1,531

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and up to 1.00% for the Fund’s Class D shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended August 31, 2015, the Fund incurred distribution expenses of $95,437 on the Class A shares and $120,674 for the Class D shares pursuant to the Plan.

NOTE 7 – SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of the Class A shares and 0.10% of the average daily net assets of the Class D and Class I shares.  The shareholder service fee for Class D shares was reduced from 0.15% to 0.10% on June 28, 2015.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.

29

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the six months ended August 31, 2015, the Fund incurred, under the Agreement, shareholder servicing fees as follows:

Class A	$57,262
Class D	$15,962
Class I	$76,364

NOTE 8 – SECURITIES TRANSACTIONS

For the six months ended August 31, 2015, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Income Opportunities Fund	$223,307,213	$168,339,004

There were no purchases or sales of long-term U.S. Government securities.

NOTE 9 – LINE OF CREDIT

The Orinda Income Opportunities Fund has a line of credit intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with its prime broker, BNP Paribas.  Borrowings under this arrangement bear interest at the $1 million LIBOR rate (reset daily) plus 120 basis points on drawn financing.  The Fund can borrow up to a maximum of 50% of the market value of assets pledged as collateral.  However, depending on the liquidity of the collateral, issuer concentration, debt ratings of fixed income investments, and the share price of equity holdings, the amount eligible to be borrowed can also be less than 50% of the market value of the assets pledged as collateral.  During the six months ended August 31, 2015, the Orinda Income Opportunities Fund had an outstanding average daily balance and a weighted average interest rate of $1.82 million and 1.399%, respectively.  The maximum amount outstanding for the Fund during the period was $2,902,123.

30

NOTES TO FINANCIAL STATEMENTS (Continued)
August 31, 2015 (Unaudited)

NOTE 10 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2015, the components of accumulated earnings/(losses) on a tax basis were as follows:

Income
Opportunities
Fund
Cost of investments(a)	$188,222,421
Gross unrealized appreciation	9,647,708
Gross unrealized depreciation	(2,046,765)
Net unrealized appreciation	7,600,943
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(7,916,550)
Total accumulated earnings/(losses)	$(315,607)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

At February 28, 2015, the Fund had short-term tax basis capital losses with no expiration date of $7,210,312 to offset future capital gains.  $706,238 of other accumulated losses is attributable to depreciation on securities sold short.

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The tax character of distributions paid during 2015 is as follows:

Year Ended
February 28, 2015
Ordinary income	$8,772,424
Long-term capital gains	63,817
Return of capital	1,164,926

NOTE 11 – OTHER TAX INFORMATION (Unaudited)

For the fiscal year ended February 28, 2015, 17.00% of dividends paid from net investment income qualify for the dividends received deduction available to corporate shareholders of the Fund.  For shareholders of the Fund, 19.12% of the dividend income distributed for the year ended February 28, 2015 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

31

EXPENSE EXAMPLE
August 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2015 to August 31, 2015.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32

EXPENSE EXAMPLE (Continued)
August 31, 2015 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	3/1/15	8/31/15	3/1/15 – 8/31/15
Actual
Class A	$1,000.00	$ 962.90	$10.36
Class D	$1,000.00	$ 946.67	$11.59
Class I	$1,000.00	$ 964.70	$ 8.84

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,014.58	$10.63
Class D	$1,000.00	$1,006.81	$11.95
Class I	$1,000.00	$1,016.14	$ 9.07

(1)
Expenses are equal to the Class A, Class D, and Class I fund shares’ annualized expense ratios of 2.10%, 2.83%, and 1.79%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the period).

33

NOTICE TO SHAREHOLDERS
August 31, 2015 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2015

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-467-4632.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-467-4632 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

34

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Orinda Asset Management LLC
4 Orinda Way, Suite 100-B
Orinda, CA  94563

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 467-4632

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*       /s/Douglas G. Hess
Douglas G. Hess, President

Date     November 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Douglas G. Hess
Douglas G. Hess, President

Date     November 3, 2015

By (Signature and Title)*        /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     November 3, 2015

* Print the name and title of each signing officer under his or her signature.